Gain on Disposal of Subsidiary	12 Months Ended
Dec. 31, 2021
Gain On Disposal Of Subsidiary
Gain on Disposal of Subsidiary

Note 15 — Gain on Disposal of Subsidiary

On December 15, 2017, the Company acquired 100% of the outstanding membership interests of Red Earth, LLC for 52,732,969 shares of common stock of the Company, par value $0.001 and a Promissory Note in the amount of $900,000. Red Earth became a wholly owned subsidiary (the “Subsidiary”) of the Company.

On or about May 7, 2021, the Subsidiary, received an inquiry from the State of Nevada Cannabis Compliance Board (“CCB”) regarding the transfer of ownership of the Subsidiary from its previous owners to the Company. The CCB has determined that the transfer was not formally approved, thus a Category II violation.

On July 27, 2021, the Subsidiary entered into a Stipulation and Order for Settlement of Disciplinary Action (the “Stipulation Order”) with the CCB. Under the terms of the Stipulation Order, the Subsidiary has agreed to present to the CCB, by not later than August 31, 2021, a plan pursuant to which the ownership of the Subsidiary will be returned to the original owners. The Parties to the Stipulation Order resolved the matter without the necessity of taking formal action. The Subsidiary agreed to pay a civil penalty of $10,000, which was paid on July 29, 2021.

On August 26, 2021, the Company and the Company’s Chief Cultivation Officer and previous owner of the Subsidiary, Paris Balaouras, entered into a Termination Agreement. Under the terms of the Termination Agreement, the Purchase Agreement (the “Purchase Agreement”), dated December 15, 2017, entered into between the Company and the Subsidiary was terminated as of the date of the Termination Agreement resulting in the return of ownership of the Subsidiary to Mr. Balaouras. Neither party shall have any further obligation to one another pursuant to the terms of the Purchase Agreement. On September 2, 2021, the Company received approval of the Termination Agreement from the CCB.

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

August 27, 2021
Assets:
Deposits	$38,663
Property and equipment, net	143,507
Intangible assets	300,000
Right of use asset	1,105,735
Total assets	$1,587,875

Liabilities:
Operating lease liability	$(1,251,964)
Deposits	(538,921)
Accrued expense	(134,540)
Total liabilities	$(1,925,425)

(Gain) on divestiture	$(337,551)